Note 14 - Shareholders' Deficit / Stock Activity (Details Textual)	Nov. 27, 2018 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares
Common Stock, No Par Value (in dollars per share) | $ / shares		$ 0	$ 0	$ 0
Preferred Stock [Member] | James Robinson [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares	714
Stock Repurchased, Price Per Share (in dollars per share) | $ / shares	$ 0.07
Preferred Stock, Voting Rights Per Each Share	500
Convertible Debt [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares) | shares		5,379,999	5,268,749